INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Years ended December 31,
	2016	2017	2018
Current tax expense	3,842	9,291	6,351
Deferred tax expense	(1,687)	(5,479)	(3,892)
	2,155	3,812	2,459

Schedule of principle components of deferred taxes and deferred tax liabilities

	Years ended December 31,
	2016	2017	2018
Deferred tax assets
Accrued expenses	2,918	3,615	4,094
Net operating loss carry-forwards	6,306	11,337	14,123
Total deferred tax assets	9,224	14,952	18,217
Less: valuation allowance	(2,273)	(2,522)	(2,022)
Deferred tax assets, net	6,951	12,430	16,195

Deferred tax liabilities
Acquired intangible assets, net	—	—	1,110

Total deferred tax liabilities	—	—	1,110

Schedule of reconciliation of the effective tax rate and statutory tax rate

	Years ended December 31,
	2016	2017	2018
Income before income taxes	8,231	10,592	1,037
Income tax expense computed at an applicable tax rate of 25%	2,058	2,648	259
Permanent differences	80	6	10
Effect of income tax rate difference in other jurisdictions	—	909	2,690
Change in valuation allowance	17	249	(500)
	2,155	3,812	2,459